Cook & Bynum Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

February 1, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	COOK & BYNUM FUNDS TRUST (the “Trust”)
Securities Act Registration No: 333-158133
Investment Company Act Registration No: 811-22282

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, The Cook & Bynum Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated January 28, 2022, and filed electronically as Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A on January 27, 2022.

If you have any additional questions or require further information, please contact the undersigned at (414) 765-6316.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
For U.S. Bank Global Fund Services
as Administrator to the Trust